Note 6 - Short-term investments (Details Textual) - US Treasury Bill Securities [Member] - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Investment Owned, Balance, Principal Amount	$ 19,928	$ 19,394
Investment Owned, Cost	$ 19,567	$ 19,226